Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory [Abstract]
Inventory
 Note 3:  Inventories, Net

The components of inventories are as follows (in thousands):

	March 31, 2012 (unaudited)	December 31, 2011
Raw materials	$1,268	$1,092
Work in process	526	985
Finished goods	1,015	689
	2,809	2,766
Less inventory reserve	(9)	(6)
Total inventories, net	$2,800	$2,760

Note 4 - INVENTORY

The components of inventory were as follows (in thousands):

	December 31,
	2011	2010
Raw materials	$1,092	$748
Work in process	985	681
Finished goods	683	476
Total inventory	$2,760	$1,905